INVESTMENTS (OFFSETTING COLLATERAL) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Offsetting Assets [Line Items]
Net amounts presented in the balance sheets	$ 153	$ 126
Collateral (Received) Securities	0	0
Collateral (Received) Cash	(90)	(58)
Net Amounts	63	68
Derivative
Offsetting Assets [Line Items]
Net amounts presented in the balance sheets	89	56
Collateral (Received) Securities	0	0
Collateral (Received) Cash	(90)	(58)
Net Amounts	(1)	(2)
Other financial assets
Offsetting Assets [Line Items]
Net amounts presented in the balance sheets	64	70
Collateral (Received) Securities	0	0
Collateral (Received) Cash	0	0
Net Amounts	$ 64	$ 70